Common Stock And Capital Surplus [Text Block] (Tables)	12 Months Ended
Mar. 31, 2014
Changes In Number Of Issued Shares Of Common Stock [Table Text Block]

	2012	2013	2014
	(shares)
Balance at beginning of fiscal year	14,150,894,620	14,154,534,220	14,158,585,720
Issuance of new shares of common stock by way of exercise of the stock acquisition rights	3,639,600	4,051,500	5,440,700

Balance at end of fiscal year	14,154,534,220	14,158,585,720	14,164,026,420